Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Profit before taxation	$ 15,049	$ 14,751	$ 11,137
Adjustments for:
Depreciation and amortisation expense	5,829	6,288	6,184
Impairments of property, plant and equipment, financial assets and intangibles	264	333	193
Net finance costs	1,064	1,245	1,417
Loss/(profit) from equity accounted investments, related impairments and expenses	546	(147)	(272)
Other	308	597	194
Changes in assets and liabilities:
Trade and other receivables	(211)	(662)	267
Inventories	298	(182)	(687)
Trade and other payables	406	719	512
Provisions and other assets and liabilities	(125)	7	(333)
Cash generated from operations	23,428	22,949	18,612
Dividends received	516	709	636
Interest received	443	290	164
Interest paid	(1,346)	(1,177)	(1,148)
Proceeds/(settlements) of cash management related instruments	296	(292)	(140)
Net income tax and royalty-related taxation refunded	59	17	337
Net income tax and royalty-related taxation paid	(5,999)	(4,935)	(2,585)
Net operating cash flows from Continuing operations	17,397	17,561	15,876
Net operating cash flows from Discontinued operations	474	900	928
Net operating cash flows	17,871	18,461	16,804
Investing activities
Purchases of property, plant and equipment	(6,250)	(4,979)	(3,697)
Exploration expenditure	(873)	(874)	(966)
Exploration expenditure expensed and included in operating cash flows	516	641	610
Net investment and funding of equity accounted investments	(630)	204	(234)
Proceeds from sale of assets	145	89	529
Proceeds from divestment of subsidiaries, operations and joint operations, net of their cash	4		187
Other investing	(289)	(141)	(153)
Net investing cash flows from Continuing operations	(7,377)	(5,060)	(3,724)
Net investing cash flows from Discontinued operations	(443)	(861)	(437)
Proceeds from divestment of Onshore US, net of its cash	10,427
Net investing cash flows	2,607	(5,921)	(4,161)
Financing activities
Proceeds from interest bearing liabilities	250	528	1,577
(Settlements)/proceeds of debt related instruments	(160)	(218)	36
Repayment of interest bearing liabilities	(2,604)	(4,188)	(7,114)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(188)	(171)	(108)
Share buy-back - BHP Group Limited	(5,220)
Dividends paid	(11,395)	(5,220)	(2,921)
Dividends paid to non-controlling interests	(1,198)	(1,582)	(575)
Net financing cash flows from Continuing operations	(20,515)	(10,851)	(9,105)
Net financing cash flows from Discontinued operations	(13)	(40)	(28)
Net financing cash flows	(20,528)	(10,891)	(9,133)
Net (decrease)/increase in cash and cash equivalents from Continuing operations	(10,495)	1,650	3,047
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	18	(1)	463
Proceeds from divestment of Onshore US, net of its cash	10,427
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	15,813	14,108	10,276
Foreign currency exchange rate changes on cash and cash equivalents	(170)	56	322
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 15,593	$ 15,813	$ 14,108